Financing with a financial institution (Tables)	12 Months Ended
Dec. 31, 2021
Financing with a financial institution
Schedule of proceeds allocated to each of the financial instruments

As of July 24,
2020
RMB
Derivative liabilities - Fair value of the Option	15,436
Derivative liabilities – Embedded conversion feature	2,071
Convertible Note	175,460
Loan	85,903
Total	278,870